Segment Information - Schedule of Total Revenue from Customers By Location (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	$ 30,316	$ 22,026	$ 114,243	$ 57,214	$ 34,159
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue			78,686	38,196	26,782
Australia
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue			9,260	5,875	3,281
All Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue			$ 26,297	$ 13,143	$ 4,096